ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2018
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE	6) ACCOUNTS PAYABLE

($ thousands)	December 31, 2018	December 31, 2017
Accrued payables	$115,388	$96,743
Accounts payable – trade	174,657	117,235
Total accounts payable	$290,045	$213,978